Acquisitions (Schedule Of Fair Values Of The Assets Acquired And Liabilities Assumed At The Acquisition Date) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2014	Aug. 06, 2014
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Goodwill	$ 2,899,587	$ 565,994
Paladin Labs Inc.
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash and cash equivalents			113,571
Marketable securities			89,420
Accounts receivable			97,094
Inventories			63,593
Prepaid expenses and other current assets			32,614
Deferred income tax assets, current			13,142
Property, plant and equipment			7,303
Intangible assets			674,248
Other assets			57,544
Total identifiable assets			1,148,529
Accounts payable and accrued expenses			131,420
Income taxes payable			23,458
Deferred income taxes			137,653
Debt			23,826
Other liabilities			40,468
Total liabilities assumed			356,825
Net identifiable assets acquired			791,704
Noncontrolling interests			(38,800)
Goodwill			2,114,022
Net assets acquired			2,866,926
DAVA Pharmaceuticals, Inc
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash and cash equivalents				533
Accounts receivable				18,088
Inventories				73,226
Prepaid expenses and other current assets				2,672
Property, plant and equipment				2,659
Intangible assets				514,900
Other assets				21,029
Total identifiable assets				633,107
Accounts payable and accrued expenses				24,477
Deferred income taxes				206,272
Other liabilities				21,139
Total liabilities assumed				251,888
Net identifiable assets acquired				381,219
Goodwill				214,109
Net assets acquired				595,328
As initially reported | Paladin Labs Inc.
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash and cash equivalents			113,571
Marketable securities			89,420
Accounts receivable			93,832
Inventories			62,095
Prepaid expenses and other current assets			32,605
Deferred income tax assets, current			11,719
Property, plant and equipment			7,299
Intangible assets			676,000
Other assets			56,289
Total identifiable assets			1,142,830
Accounts payable and accrued expenses			124,321
Income taxes payable			22,524
Deferred income taxes			160,620
Debt			23,826
Other liabilities			9,578
Total liabilities assumed			340,869
Net identifiable assets acquired			801,961
Noncontrolling interests			(69,600)
Goodwill			2,134,565
Net assets acquired			2,866,926
As initially reported | DAVA Pharmaceuticals, Inc
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash and cash equivalents				533
Accounts receivable				15,842
Inventories				120,626
Prepaid expenses and other current assets				2,672
Property, plant and equipment				2,659
Intangible assets				439,623
Other assets				21,029
Total identifiable assets				602,984
Accounts payable and accrued expenses				17,585
Deferred income taxes				195,915
Other liabilities				21,139
Total liabilities assumed				234,639
Net identifiable assets acquired				368,345
Goodwill				226,683
Net assets acquired				595,028
Measurement period adjustments | Paladin Labs Inc.
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash and cash equivalents			0
Marketable securities			0
Accounts receivable			3,262
Inventories			1,498
Prepaid expenses and other current assets			9
Deferred income tax assets, current			1,423
Property, plant and equipment			4
Intangible assets			(1,752)
Other assets			1,255
Total identifiable assets			5,699
Accounts payable and accrued expenses			7,099
Income taxes payable			934
Deferred income taxes			(22,967)
Debt			0
Other liabilities			30,890
Total liabilities assumed			15,956
Net identifiable assets acquired			(10,257)
Noncontrolling interests			30,800
Goodwill			(20,543)
Net assets acquired			0
Measurement period adjustments | DAVA Pharmaceuticals, Inc
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash and cash equivalents				0
Accounts receivable				2,246
Inventories				(47,400)
Prepaid expenses and other current assets				0
Property, plant and equipment				0
Intangible assets				75,277
Other assets				0
Total identifiable assets				30,123
Accounts payable and accrued expenses				6,892
Deferred income taxes				10,357
Other liabilities				0
Total liabilities assumed				17,249
Net identifiable assets acquired				12,874
Goodwill				(12,574)
Net assets acquired				$ 300